General (Tables)	9 Months Ended
Sep. 30, 2018
General [Abstract]
Schedule of information ownership investees of Formula's
	Percentage of ownership
	September 30,	December 31,
	2018	2017
Name of Investee

Matrix	49.18	49.50
Magic	45.21	47.12
Sapiens	48.16	48.14
Insync	90.09	90.09
Michpal	100	100
TSG	50.00	50.00